Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Net deferred income tax assets	13,385	19,556
Net deferred income tax liabilities	169	726

Summary of Components of Net Deferred Income Tax Assets and Liabilities

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Net deferred income tax assets:
Pension and other employee benefits	3,590	6,394
Unamortized past service pension costs	3,364	4,874
Unearned revenues	3,022	2,509
Accumulated provision for expected credit loss	2,920	3,577
Accumulated write-down of inventories to net realizable values	662	699
Lease liability over ROU assets under IFRS 16	581	666
Unrealized foreign exchange gains (losses)	403	(457)
Customer list and trademark	129	1,116
Fixed asset impairment/depreciation due to shortened life of property and equipment	79	61
NOLCO	10	88
Excess MCIT over RCIT	1	3
Derivative financial instruments	(30)	33
Taxes and duties capitalized	(141)	(124)
Capitalized charges and others	(1,205)	117
Total deferred income tax assets – net	13,385	19,556
Net deferred income tax liabilities:
Investment property	241	569
Unrealized foreign exchange gains	5	167
Intangible assets and fair value adjustment on assets acquired – net of amortization	—	70
Others	(77)	(80)
Total deferred income tax liabilities	169	726

Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities)

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Net deferred income tax assets – balances at beginning of the year	19,556	23,623
Net deferred income tax liabilities – balances at beginning of the year	(726)	(2,583)
Net balances at beginning of the year	18,830	21,040
Provision for deferred income tax	(2,348)	(3,989)
Movement charged directly to other comprehensive income (loss)	(3,239)	1,811
Others	(27)	(32)
Net balances at end of the year	13,216	18,830
Net deferred income tax assets – balances at end of the year	13,385	19,556
Net deferred income tax liabilities – balances at end of the year	(169)	(726)

Summary of Analysis of Net Deferred Income Tax Assets

The analysis of our consolidated net deferred income tax assets as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	10,127	13,041
Deferred income tax assets to be recovered within 12 months	3,258	6,515
	13,385	19,556

Summary of Analysis of Net Deferred Income Tax Liabilities

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(173)	(477)
Deferred income tax liabilities to be settled within 12 months	4	(249)
Net deferred income tax liabilities	(169)	(726)

Summary of Provision for Income Tax

Provision for income tax for the years ended December 31, 2021, 2020 and 2019 consist of:

	2021	2020	2019
	(in million pesos)
Current	5,130	4,452	3,283
Deferred (Note 3)	2,348	3,989	6,267
	7,478	8,441	9,550

Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	8,538	9,906	9,701
Tax effects of:
Nondeductible expenses	558	144	907
NOLCO/MCIT expiration	248	352	302
Tax adjustment due to CREATE	94	—	—
Loss (income) not subject to income tax	(50)	(27)	154
Income subject to final tax	(186)	(189)	(599)
Special deductible items and income subject to lower tax rate	(204)	(537)	(643)
Equity share in net income of associates and joint ventures	(284)	(20)	(220)
Difference between Optional Standard Deduction, OSD, and itemized deductions	(610)	(426)	(251)
Net movement in unrecognized deferred income tax assets and other adjustments	(626)	(762)	199
Actual provision for income tax	7,478	8,441	9,550

Summary of Amount of Unrecognized Deferred Income Tax Assets

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Fixed asset impairment	1,286	1,284
Accumulated provision for expected credit losses	963	2,907
Provisions	787	761
NOLCO	327	1,358
Pension and other employee benefits	75	61
Unrealized foreign exchange losses	28	5
Excess MCIT over RCIT	22	20
Unearned revenues	21	17
Lease liability over ROU assets under IFRS 16	19	—
Accumulated write-down of inventories to net realizable values	13	2
Interest on subordinated shareholder advances	(4)	(4)
Operating lease	—	10
	3,537	6,421
Unrecognized deferred income tax assets	901	1,940

Summary of Breakdown of Consolidated Excess MCIT and NOLCO

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2021 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2019	December 31, 2022	7	1
December 31, 2020	December 31, 2023	14	—
December 31, 2020	December 31, 2025	—	183
December 31, 2021	December 31, 2024	2	—
December 31, 2021	December 31, 2026	—	181
		23	365
NOLCO incurred by foreign affiliates which can be carried over indefinitely		—	5
		23	370
Consolidated tax benefits		23	92
Consolidated unrecognized deferred income tax assets		(22)	(82)
Consolidated recognized deferred income tax assets		1	10